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                    SUPPLEMENT DATED FEBRUARY 14, 2005 TO THE
                                  PROSPECTUSES
                              (CLASS A, B, C, & P)

LORD ABBETT AFFILIATED FUND, INC.

LORD ABBETT BLEND TRUST
   Lord Abbett Small-Cap Blend Fund

LORD ABBETT BOND-DEBENTURE FUND,  INC.

LORD ABBETT DEVELOPING GROWTH FUND, INC.

LORD ABBETT GLOBAL FUND, INC.
   Equity Series
   Income Series

LORD ABBETT INVESTMENT TRUST
   Balanced Series
   Lord Abbett Core Fixed Income Fund
   Lord Abbett Convertible Fund
   Lord Abbett High Yield Fund
   Lord Abbett Limited Duration U.S. Government & Government Sponsored
     Enterprises Fund
   Lord Abbett Total Return Fund
   Lord Abbett U.S. Government & Government Sponsored Enterprises Fund

LORD ABBETT LARGE-CAP GROWTH FUND

LORD ABBETT MID-CAP VALUE FUND, INC.

LORD ABBETT RESEARCH FUND, INC.
   Lord Abbett America's Value Fund
   Lord Abbett Growth Opportunities Fund
   Lord Abbett Large-Cap Core Fund
   Small-Cap Value Series

LORD ABBETT SECURITIES TRUST
   Alpha Series
   Lord Abbett All Value Fund
   Lord Abbett International Core Equity Fund
   Lord Abbett International Opportunities Fund
   Lord Abbett Large-Cap Value Fund
   Lord Abbett Micro-Cap Growth Fund
   Lord Abbett Micro-Cap Value Fund

LORD ABBETT MUNICIPAL INCOME FUND, INC.
   Lord Abbett California Tax-Free Income Fund
   Lord Abbett Connecticut Tax-Free Income Fund
   Lord Abbett Hawaii Tax-Free Income Fund
   Lord Abbett Minnesota Tax-Free Income Fund
   Lord Abbett Missouri Tax-Free Income Fund
   Lord Abbett National Tax-Free Income Fund
   Lord Abbett New Jersey Tax-Free Income Fund
   Lord Abbett New York Tax-Free Income Fund
   Lord Abbett Texas Tax-Free Income Fund
   Lord Abbett Washington Tax-Free Income Fund

LORD ABBETT MUNICIPAL INCOME TRUST
   Florida Series
   Georgia Series
   Michigan Series
   Pennsylvania Series
   Lord Abbett Insured Intermediate Tax-Free Fund
   Lord Abbett High Yield Municipal Bond Fund

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET
   FUND, INC.

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ALL FUNDS EXCEPT LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES
MONEY MARKET FUND, INC.

For the Prospectuses of the Funds and/or Series referenced above (the "Funds"), the section entitled "YOUR INVESTMENT - PURCHASES - CLASS P SHARES" is replaced with the following information:

      CLASS P SHARES. Class P shares have lower annual expenses than Class B and Class C shares, no front-end sales charge, and no CDSC. Class P shares are currently sold and redeemed at NAV in connection with (a) orders made by or on behalf of Financial Intermediaries for clients that pay the Financial Intermediaries fees for services that include investment advisory or management services, provided that the Financial Intermediaries or their trading agents have entered into special arrangements with the Fund and/or Lord Abbett Distributor specifically for such orders; (b) orders for Retirement and Benefit Plans made through Financial Intermediaries that perform participant recordkeeping or other administrative services for the Plans and have entered into special arrangements with the Fund and/or Lord Abbett Distributor specifically for such orders; and (c) orders made by or on behalf of a Financial Intermediary for clients participating in an IRA Rollover program sponsored by the Financial Intermediary that operates the program in an omnibus recordkeeping environment and has entered into special arrangements with the Fund and/or Lord Abbett Distributor specifically for such orders.

ALL FUNDS

For the Prospectuses of the Funds and/or Series referenced above (the "Funds"), the sections entitled "YOUR INVESTMENT - SALES COMPENSATION - ADDITIONAL CONCESSIONS TO AUTHORIZED INSTITUTIONS" and/or "YOUR INVESTMENT - SALES COMPENSATION - RECORDKEEPING SERVICES" are replaced or supplemented with the following information:

      REVENUE SHARING AND OTHER PAYMENTS TO DEALERS AND FINANCIAL
      INTERMEDIARIES. In addition to the various sales commissions and 12b-1 fees described above, Lord Abbett, Lord Abbett Distributor and the Fund may make other payments to dealers and other firms authorized to accept orders for Fund shares (collectively, "Dealers").

      Lord Abbett or Lord Abbett Distributor make payments to Dealers in its sole discretion, at its own expense and without cost to the Fund or the Fund's shareholders. The payments may be for:

          -  marketing and/or distribution support for Dealers;

          - the Dealers' and their investment professionals' shareholder servicing efforts;

          - training and education activities for the Dealers, their investment professionals and/or their clients or potential clients; and/or

          - the purchase of products or services from the Dealers, such as software tools or data for investment analysis purposes.

      Some of these payments may be referred to as revenue sharing payments. Most of these payments are intended to reimburse Dealers directly or indirectly for the costs that they or their investment professionals incur in connection with educational seminars and training efforts about the Lord Abbett Funds to enable the Dealers and their investment professionals to make recommendations and provide services that are suitable and useful in meeting shareholder needs, as well as to maintain the necessary infrastructure to make the Lord Abbett Funds available to shareholders. The costs and expenses related to these efforts may include travel, lodging, entertainment and meals, among other things. In addition, Lord Abbett Distributor may, for

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      specified periods of time, decide to forego the portion of any front-end sales charges to which it normally is entitled and allow Dealers to retain the full sales charge for sales of Fund shares. In some instances, these temporary arrangements will be offered only to certain Dealers expected to sell significant amounts of Fund shares.

      Lord Abbett or Lord Abbett Distributor, in its sole discretion, determines the amounts of payments to Dealers, with the exception of purchases of products or services and certain expense reimbursements. Lord Abbett and Lord Abbett Distributor consider many factors in determining the basis or amount of any additional payments to Dealers. The factors include the Dealer's sales, assets and redemption rates relating to Lord Abbett Funds, penetration of Lord Abbett Fund sales among investment professionals within the Dealer, and the potential to expand Lord Abbett's relationship with the Dealer. Lord Abbett and Lord Abbett Distributor also may take into account other business relationships Lord Abbett has with a Dealer, including other Lord Abbett financial products or advisory services sold by or provided to a Dealer or one or more of its affiliates. Based on its analysis of these factors, Lord Abbett groups Dealers into tiers, each of which is associated with a particular maximum amount of revenue sharing payments expressed as a percentage of assets of the Lord Abbett Funds attributable to that particular Dealer. The payments presently range from 0.02% to 0.1% of Lord Abbett Fund assets. The Dealers within a particular tier may receive different amounts of revenue sharing or may not receive any. Lord Abbett or Lord Abbett Distributor may choose not to make payments in relation to certain of the Lord Abbett Funds or certain classes of shares of any given Fund. In addition, Lord Abbett's formula for calculating revenue sharing payments may be different from the formulas that the Dealers use. Please refer to the Fund's statement of additional information for additional information relating to revenue sharing payments.

      Neither Lord Abbett nor Lord Abbett Distributor make payments directly to a Dealer's investment professionals, but rather they are made solely to the Dealer itself (with the exception of expense reimbursements related to the attendance of a Dealer's investment professionals at training and education meetings and at other meetings involving the Lord Abbett Funds). The Dealers receiving additional payments include those that may recommend that their clients consider or select the Fund or other Lord Abbett Funds for investment purposes, including those that may include one or more of the Lord Abbett Funds on a "preferred" or "recommended" list of mutual funds. In some circumstances, the payments may create an incentive for a Dealer or its investment professionals to recommend or sell shares of Lord Abbett Funds to a client over shares of other funds. For more specific information about any additional payments, including revenue sharing, made to your Dealer, please contact your investment professional.

      The Fund's portfolio transactions are not used as a form of sales-related compensation to Dealers that sell shares of the Lord Abbett Funds. Lord Abbett places the Fund's portfolio transactions with broker-dealer firms based on the firm's ability to provide the best net results from the transaction to the Fund. To the extent that Lord Abbett determines that a Dealer can provide the Fund with the best net results, Lord Abbett may place the Fund's portfolio transactions with the Dealer even though it sells or has sold shares of the Fund. In no event, however, does or will Lord Abbett give any consideration to a Dealer's sales in deciding which Dealer to choose to execute the Fund's portfolio transactions. Lord Abbett maintains policies and procedures designed to ensure that it places portfolio transactions based on the Fund's receipt of the best net results only. These policies and procedures also permit Lord Abbett to give consideration to proprietary investment research a Dealer may provide to Lord Abbett.

      In addition to the payments from Lord Abbett or Lord Abbett Distributor described above, from time to time, the Lord Abbett Funds may enter into arrangements with and pay fees to Financial Intermediaries that provide recordkeeping services to certain groups of investors in the Lord

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      Abbett Funds, including participants in Retirement and Benefit Plans, investors in mutual fund advisory programs, investors in variable insurance products and clients of Financial Intermediaries that operate in an omnibus environment (collectively, "Investors"). The recordkeeping services typically include: (a) establishing and maintaining Investor accounts and records; (b) recording Investor account balances and changes thereto; (c) arranging for the wiring of funds; (d) providing statements to Investors; (e) furnishing proxy materials, periodic Lord Abbett Fund reports, prospectuses and other communications to Investors as required;
      (f) transmitting Investor transaction information; and (g) providing information in order to assist the Lord Abbett Funds in their compliance with state securities laws. The fees the Lord Abbett Funds pay: (1) are designed to be equal to or less than the fees the Funds would pay to their transfer agent for similar services; and (2) do not relate to distribution services. The Lord Abbett Funds understand that, in accordance with guidance from the U.S. Department of Labor, Retirement and Benefit Plans, sponsors of qualified retirement plans and/or recordkeepers may be required to use the fees they (or, in the case of recordkeepers, their affiliates) receive for the benefit of the Retirement and Benefit Plans or the Investors. This may take the form of recordkeepers passing the fees through to their clients or reducing the clients' charges by the amount of fees the recordkeeper receives from mutual funds.

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                    SUPPLEMENT DATED FEBRUARY 14, 2005 TO THE
                  STATEMENTS OF ADDITIONAL INFORMATION ("SAI")
                              (CLASS A, B, C, & P)

LORD ABBETT AFFILIATED FUND, INC.

LORD ABBETT BLEND TRUST
   Lord Abbett Small-Cap Blend Fund

LORD ABBETT BOND-DEBENTURE FUND, INC.

LORD ABBETT DEVELOPING GROWTH FUND, INC.

LORD ABBETT GLOBAL FUND, INC.
   Equity Series
   Income Series

LORD ABBETT INVESTMENT TRUST
   Balanced Series
   Lord Abbett Core Fixed Income Fund
   Lord Abbett Convertible Fund
   Lord Abbett High Yield Fund
   Lord Abbett Limited Duration U.S. Government & Government Sponsored
     Enterprises Fund
   Lord Abbett Total Return Fund
   Lord Abbett U.S. Government & Government Sponsored Enterprises Fund

LORD ABBETT LARGE-CAP GROWTH FUND

LORD ABBETT MID-CAP VALUE FUND, INC.

LORD ABBETT RESEARCH FUND, INC.
   Lord Abbett America's Value Fund
   Lord Abbett Growth Opportunities Fund
   Lord Abbett Large-Cap Core Fund
   Small-Cap Value Series

LORD ABBETT SECURITIES TRUST
   Alpha Series
   Lord Abbett All Value Fund
   Lord Abbett International Core Equity Fund
   Lord Abbett International Opportunities Fund
   Lord Abbett Large-Cap Value Fund
   Lord Abbett Micro-Cap Growth Fund
   Lord Abbett Micro-Cap Value Fund

LORD ABBETT MUNICIPAL INCOME FUND, INC.
   Lord Abbett California Tax-Free Income Fund
   Lord Abbett Connecticut Tax-Free Income Fund
   Lord Abbett Hawaii Tax-Free Income Fund
   Lord Abbett Minnesota Tax-Free Income Fund
   Lord Abbett Missouri Tax-Free Income Fund
   Lord Abbett National Tax-Free Income Fund
   Lord Abbett New Jersey Tax-Free Income Fund
   Lord Abbett New York Tax-Free Income Fund
   Lord Abbett Texas Tax-Free Income Fund
   Lord Abbett Washington Tax-Free Income Fund

LORD ABBETT MUNICIPAL INCOME TRUST
   Florida Series
   Georgia Series
   Michigan Series
   Pennsylvania Series
   Lord Abbett Insured Intermediate Tax-Free Fund
   Lord Abbett High Yield Municipal Bond Fund

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET
   FUND, INC.

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For the SAIs of the Funds and/or Series referenced above (the "Funds"), the section entitled "Purchases, Redemptions and Pricing" is amended to be entitled "Purchases, Redemptions, Pricing and Payments to Dealers". This section is also being supplemented by the addition of the following information:

      REVENUE SHARING AND OTHER PAYMENTS TO DEALERS AND FINANCIAL INTERMEDIARIES. As described in the Fund's prospectus, Lord Abbett or Lord Abbett Distributor, in its sole discretion, at its own expense and without cost to the Fund or shareholders, also may make payments to dealers and other firms authorized to accept orders for Fund shares (collectively, "Dealers") in connection with marketing and/or distribution support for Dealers, shareholder servicing, entertainment, training and education activities for the Dealers, their investment professionals and/or their clients or potential clients, and/or the purchase of products or services from such Dealers. Some of these payments may be referred to as revenue sharing payments. As of the date of this statement of additional information, the Dealers to whom Lord Abbett or Lord Abbett Distributor makes revenue sharing payments (not including payments for entertainment, and training and education activities for the Dealers, their investment professionals and/or their clients or potential clients) were as follows:

        A.G. Edwards & Sons, Inc.
        Advest, Inc.
        B.C. Ziegler and Company
        Bodell Overcash Anderson & Co., Inc.
        Cadaret, Grant & Co., Inc.
        Edward D. Jones & Co.
        Family Investors Company
        James I. Black & Co.
        Legg Mason Wood Walker, Inc.
        McDonald Investments Inc.
        Merrill Lynch, Pierce, Fenner & Smith
           Incorporated (and/or certain of its affiliates)
        Piper Jaffrey & Co.
        Protective Life Insurance Company
        Prudential Investment Management Services LLC
        RBC Dain Rauscher
        Raymond James & Associates, Inc.
        Raymond James Financial Services, Inc.
        Citigroup Global Markets, Inc.
        Sun Life Assurance Company of Canada
        UBS Financial Services Inc.
        Wachovia Securities, LLC

For more specific information about any revenue sharing payments made to your Dealer, investors should contact their investment professionals.

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